GOLD TRACK SELECT FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS AND CERTIFICATES

                                   Issued By
                      METROPOLITAN LIFE INSURANCE COMPANY
                                  (Depositor)
                                200 Park Avenue
                              New York, NY 10166

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                 (Registrant)

     SUPPLEMENT DATED SEPTEMBER 9, 2019 TO PROSPECTUS DATED APRIL 29, 2019

This document is a supplement to the prospectus dated April 29, 2019 (the "Prospectus") for the Gold Track Select contracts and certificates issued by Metropolitan Life Insurance Company ("we," "us"). This supplement is not a complete Prospectus and must be preceded or accompanied by the Prospectus.

The inside cover is amended to add the following:

"IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Fund prospectuses and other information we send you by contacting our Administrative Office.

If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Funds' shareholder reports. Your election to receive shareholder reports in paper will apply to all Funds available under your Policy."

GOLD TRACK SELECT FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS AND CERTIFICATES

                                   Issued By
                      METROPOLITAN LIFE INSURANCE COMPANY
                                  (Depositor)
                                200 Park Avenue
                              New York, NY 10166

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                 (Registrant)

    SUPPLEMENT DATED SEPTEMBER 9, 2019 TO PROSPECTUSES DATED APRIL 29, 2019

This document is a supplement to the prospectus dated April 29, 2019 (the "Prospectus") for the Gold Track Select contracts and certificates issued by Metropolitan Life Insurance Company ("we," "us"). This supplement is not a complete Prospectus and must be preceded or accompanied by the Prospectus.

The inside cover is amended to add the following:

"IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Fund prospectuses and other information we send you by contacting our Administrative Office.

If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Funds' shareholder reports. Your election to receive shareholder reports in paper will apply to all Funds available under your Policy."